Commitments (Details Narrative)	3 Months Ended		6 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 m²	Mar. 31, 2019 ft²
Lessee, Lease, Description [Line Items]
Payments for rent			$ 30,784	$ 32,425
Royalty expense	$ 4,168	$ 3,286	$ 8,407	$ 7,353
Facility in Vancouver, Canada [Member]
Lessee, Lease, Description [Line Items]
Operating lease, area of property | ft²						1,459
Netanya, Israel Lease [Member]
Lessee, Lease, Description [Line Items]
Operating lease, area of property | m²					190